UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York         May 16, 2011
---------------------------------  -----------------------      ------------
           [Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              50
                                              ---------------

Form 13F Information Table Value Total:          $1,689,064
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                                Anchorage Capital Group, L.L.C.
                                                   FORM 13F Information Table
                                                Quarter Ended March 31, 2011

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                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 COM              03739T108    8,083   1,272,918 SH       SOLE                 1,272,918
ASSURED GUARANTY LTD         COM              G0585R106    7,450     500,000 SH  CALL SOLE                   500,000
BEAZER HOMES USA INC         COM              07556Q105   11,385   2,491,297 SH       SOLE                 2,491,297
BEAZER HOMES USA INC         NT SUB7.5%2013   07556Q402    3,011     125,000 PRN      SOLE                                  NONE
BEAZER HOMES USA INC         UNIT 99/99/9999  07556Q501    1,885      90,000 SH       SOLE                    90,000
BJS WHOLESALE CLUB INC       COM              05548J106   59,805   1,225,000 SH       SOLE                 1,225,000
BOOZ ALLEN HAMILTON HLDG COR CL A             099502106   10,896     605,000 SH       SOLE                   605,000
BP PLC                       SPONSORED ADR    055622104   86,073   1,950,000 SH  CALL SOLE                 1,950,000
BRUNSWICK CORP               COM              117043109   27,775   1,092,230 SH       SOLE                 1,092,230
CENTRAL PAC FINL CORP        COM NEW          154760409  196,832   9,463,095 SH       SOLE                 9,463,095
CIT GROUP INC                COM NEW          125581801   21,830     513,033 SH       SOLE                   513,033
CITIGROUP INC                COM              172967101    6,630   1,500,000 SH       SOLE                 1,500,000
COTT CORP QUE                COM              22163N106   22,211   2,644,123 SH       SOLE                 2,644,123
CROWN CASTLE INTL CORP       COM              228227104   39,359     925,000 SH       SOLE                   925,000
CVS CAREMARK CORPORATION     COM              126650100   25,054     730,000 SH       SOLE                   730,000
DANA HLDG CORP               COM              235825205    8,269     475,500 SH       SOLE                   475,500
DORAL FINL CORP              COM NEW          25811P886    8,364   7,603,692 SH       SOLE                 7,603,692
DRESSER-RAND GROUP INC       COM              261608103   13,405     250,000 SH       SOLE                   250,000
ENER1 INC                    COM NEW          29267A203   21,745   7,346,381 SH       SOLE                 7,346,381
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140   18,311     536,994 SH       SOLE                   536,994
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302   38,441   2,278,661 SH       SOLE                 2,278,661
FIFTH THIRD BANCORP          COM              316773100   36,795   2,650,000 SH       SOLE                 2,650,000
GENERAL MTRS CO              COM              37045V100   15,515     500,000 SH  CALL SOLE                   500,000
GENERAL MTRS CO              COM              37045V100   34,909   1,125,000 SH       SOLE                 1,125,000
GENERAL MTRS CO              JR PFD CNV SRB   37045V209   19,280     400,000 PRN      SOLE                                  NONE
HAMPTON ROADS BANKSHARES INC COM              409321106  151,074 179,850,205 SH       SOLE               179,850,205
KB HOME                      COM              48666K109    9,330     750,000 SH       SOLE                   750,000
LEAP WIRELESS INTL INC       COM NEW          521863308   23,205   1,500,000 SH  CALL SOLE                 1,500,000
LEAP WIRELESS INTL INC       COM NEW          521863308    6,188     400,000 SH       SOLE                   400,000
LEAR CORP                    COM NEW          521865204   42,861     877,050 SH       SOLE                   877,050
LIVEPERSON INC               COM              538146101   30,389   2,404,214 SH       SOLE                 2,404,214
MATTEL INC                   COM              577081102   24,930   1,000,000 SH  CALL SOLE                 1,000,000
OWENS CORNING NEW            COM              690742101   40,849   1,135,000 SH       SOLE                 1,135,000
POPULAR INC                  COM              733174106   15,826   5,420,000 SH       SOLE                 5,420,000
QUAD / GRAPHICS INC          COM CL A         747301109   18,970     445,934 SH       SOLE                   445,934
QUALITY DISTR INC FLA        COM              74756M102    4,217     355,900 SH       SOLE                   355,900
SEABRIDGE GOLD INC           COM              811916105    6,364     200,000 SH       SOLE                   200,000
SMURFIT-STONE CONTAINER CORP COM              83272A104      262       6,771 SH       SOLE                     6,771
SOLUTIA INC                  *W EXP 02/27/201 834376147       62      21,454 SH       SOLE                    21,454
SPDR S&P 500 ETF TR          TR UNIT          78462F103  291,963   2,202,000 SH  PUT  SOLE                 2,202,000
SPRINT NEXTEL CORP           COM SER 1        852061100   25,288   5,450,000 SH       SOLE                 5,450,000
STERLING FINL CORP WASH      COM NEW          859319303   38,068   2,272,727 SH       SOLE                 2,272,727
SUN BANCORP INC              COM              86663B102   25,974   7,463,716 SH       SOLE                 7,463,716
SUNOCO INC                   COM              86764P109   68,385   1,500,000 SH  CALL SOLE                 1,500,000
SUPERMEDIA INC               COM              868447103      496      79,475 SH       SOLE                    79,475
SYNOVUS FINL CORP            COM              87161C105   77,897  32,457,000 SH       SOLE                32,457,000
TEMPLE INLAND INC            COM              879868107    3,206     137,000 SH       SOLE                   137,000
VALERO ENERGY CORP NEW       COM              91913Y100    7,455     250,000 SH  PUT  SOLE                   250,000
WELLS FARGO & CO NEW         COM              949746101   23,783     750,000 SH       SOLE                   750,000
WHIRLPOOL CORP               COM              963320106    8,709     102,023 SH       SOLE                   102,023
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